Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.70%
Innovator Equity Defined Protection ETF® - 1 Yr October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Innovator Equity Defined Protection ETF® - 1 Yr October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $709.68 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.00%)